Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Prepaid port agent advances	$ 72	$ 3,086
Third party - prepaid vessel operating expenses	1,553	2,787
Prepaid insurance	588	744
Other prepaid expenses	2,445	5,892
Current prepayments and other current assets	10,213	18,159
Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	5,555	5,650
Prepaid vessel operating expenses - SSM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	5,522	5,450
Prepaid expense - SCM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	28	84
Scorpio Services Holding Limited (SSH) | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	3	0
Prepaid expense - related party port agent | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	2	98
Scorpio MR Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	0	14
Scorpio Handymax Tanker Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	0	3
Scorpio LR2 Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	$ 0	$ 1